Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 764	$ 607
Billed receivables, net of allowances of $25 in 2011 and $32 in 2010	1,103	1,164
Contracts in process	2,351	2,264
Inventories	317	303
Deferred income taxes	132	150
Other current assets	191	181
Assets of discontinued operations	1,729	1,762
Total current assets	6,587	6,431
Property, plant and equipment, net	921	909
Goodwill	7,472	7,505
Identifiable intangible assets	308	357
Deferred debt issue costs	33	39
Other assets	176	210
Total assets	15,497	15,451
Current liabilities:
Current portion of long-term debt		11
Accounts payable, trade	395	428
Accrued employment costs	563	586
Accrued expenses	543	493
Advance payments and billings in excess of costs incurred	537	564
Income taxes	40	49
Other current liabilities	388	375
Liabilities of discontinued operations	351	349
Total current liabilities	2,817	2,855
Pension and postretirement benefits	1,137	943
Deferred income taxes	335	259
Other liabilities	359	413
Long-term debt	4,125	4,126
Total liabilities	8,773	8,596
Commitments and contingencies (see Note19)
L-3 shareholders' equity:
L-3 Communications Holdings, Inc's common stock: $.01 par value; 300,000,000 shares authorized, 98,979,411 shares outstanding at December 31, 2011 and 108,623,509 shares outstanding at December 31, 2010 (L-3 Communications Corporation's common stock: $.01 par value, 100 shares authorized, issued and outstanding)	5,064	4,801
L-3 Communications Holdings, Inc's treasury stock (at cost), 45,314,918 shares at December 31, 2011 and 32,037,454 shares at December 31, 2010	(3,616)	(2,658)
Retained earnings	5,641	4,877
Accumulated other comprehensive loss	(454)	(256)
Total L-3 shareholders' equity	6,635	6,764
Noncontrolling interests of continuing operations	79	83
Noncontrolling interests of discontinued operations	10	8
Total equity	6,724	6,855
Total liabilities and equity	$ 15,497	$ 15,451